Document and Entity Information	Oct. 19, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	IRULYA THERAPEUTICS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address Address Line 1	101 College Street
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	New Haven
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06510
City Area Code	203
Local Phone Number	208-8994
Entity Information Former Legal Or Registered Name	Quince Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	IRLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001662774
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	611 Gateway Boulevard
Entity Address Address Line 2	Suite 273
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080